Share capital warrants and subscription receipts (Tables)	12 Months Ended
Nov. 30, 2024
Share Capital [Line Items]
Summary of measurement of fair value of warrant liabilities

	Measurement date as at November 30, 2024	Measurement date as at November 30, 2023	Issuance date measurement

Risk-free interest rate	4.169%	4.326%	3.92%

Expected volatility	91.483%	88.568%	61.985%

Average option life in years	5.25 years	6.25 years	7 years

Share price	$1.21	$1.63	$3.80

Exercise price	$2.30	$2.30	$5.80

Summary of changes in the number of options outstanding
Changes in the number of Options outstanding during the past two years were as follows:

Weighted average exercise price per option

	Number of Options	CA$	US$
Options outstanding in CA$
Options outstanding as at November 30, 2022	1,180,052	$15.92	$11.84
Granted – CA$	792,193	5.16	3.80
Forfeited and expired – CA$	(197,686)	12.34	9.10
Options outstanding as at November 30, 2023	1,774,559	$11.51	$8.48
Granted – CA$	3,338,635	1.75	1.27
Forfeited and expired – CA$	(86,986)	16.85	12.18
Options outstanding as at November 30, 2024 – CA$	5,026,208	$4.98	$3.55
Options exercisable as at November 30, 2024 – CA$	2,444,172	$7.76	$5.54
Options exercisable as at November 30, 2023 – CA$	926,539	$15.19	$11.19

Options outstanding in US$
Options as at November 30, 2022 – US$	106,643	-	10.00
Granted – US$	203,935	-	3.80
Forfeited – US$	(31,209)	-	5.01
Options outstanding as at November 30, 2023 – US$	279,369	$-	$6.02
Granted – US$	420,852	-	1.26
Forfeited – US$	(38,243)	-	5.35
Options outstanding as at November 30, 2024 – US$	661,978	$-	$3.35
Options exercisable as at November 30, 2024 – US$	302,366	$-	$4.37
Options exercisable as at November 30, 2023 – US$	65,692	$-	$9.48

Summary of the model used to determine fiar value of stock appreciation rights	the fair value of SARs granted is estimated at each reporting period using the
Black-Scholes
model and the following weighted average assumptions. The liability is recorded in other liabilities on the statement of financial position.

Granted in 2019 and 2021	Measurement date as at November 30, 2024	Measurement date as at November 30, 2023

Risk-free interest rate	3.09%	3.55%

Expected volatility	92.3%	89.51%

Average option life in years	5.8 years	6.8 years

Share price	$1.21 (CA$1.70)	$1.58 (CA$2.15)

Option exercise price	$16.42 (CA$23.01)	$16.99 (CA$23.07)

Summary of the following table provides stock option information
The following table
provides
Option information as at November 30, 2024 (Options outstanding in CA$).

Price range		Number of options outstanding	Weighted average remaining life		Weighted average exercise price
CA$	US$		(years)	CA$	US$
1.00 – 4.76	0.71 – 3.40	3,396,135	9,68	1.75	1.25
4.77 – 8.00	3.40 – 5.71	686,201	8.25	5.16	3.68
8.01 – 15.00	5.72 – 10.71	297,530	4.40	11.04	7.88
15.01 – 24.00	10.72 – 17.13	571,091	6.55	16.85	12.02
24.01 – 36.00	17.14 – 25.70	48,075	3.83	33.14	23.65
36.01 – 40.00	25.71 – 28.55	27,176	3.35	38.24	27.29
		5,026,208	8.73	4.98	3.55
The following table provides Option information as at November 30, 2024 (Options outstanding in US$).

Price range		Number of Options outstanding	Weighted average remaining life	Weighted average exercise price
	US$		(years)	US$
	1.00 – 4.76	571,951	9.44	1.93
	4.77 – 15.00	90,027	6.99	12.34

		661,978	9.11	3.35

Summary of Accumulated other comprehensive income (loss) (Detail)

	2024	2023	2022
Unrealized losses on FVOCI financial assets, net of tax	$(42)	$(256)	$(555)
Cumulative exchange difference on translation of foreign operations	940	940	940

	$898	$684	$385

Summary of the measurement date weighted average fair value of stock options granted
The following table summarizes the measurement date weighted average fair value of Options granted during the years ended November 30, 2024 and 2023.

Options granted in CA$	Number of Options granted		Weighted average grant date fair value
2024	3,338,635	$	1.08 (CA$1.52)
2023	792,193	$	2.77 (CA$3.76)

Options granted in US$	Number of Options granted		Weighted average grant date fair value
2024	420,582	$	1.10
2023	203,935	$	2.72

Summary of earnings per share calculation
The calculation of basic loss per common share was based on the net loss attributable to common shareholders of the Company of $8,306 (2023 – $23,957, 2022 – $47,237) and a weighted average number of common shares outstanding calculated as follows.

	2024	2023	2022
Issued common shares as at December 1	45,980,019	24,201,582	23,780,417
Effect of subscription receipts	3,381,816	287,223	-
Effect of share options exercised	-	-	3,338
Effect of public issue common shares	-	1,843,517	-
Impact on conversion of convertible unsecured senior notes	-	107	-
Effect of share issue - ATM program	-	-	29,589
Weighted average number of common shares, basic and diluted	49,361,835	26,332,429	23,813,344

Summary of the share-based compensation expense for the stock option plan
The fair value of Options granted in 2024 and 2023 was estimated on the grant date using the
Black-Scholes
model and the following weighted average assumptions.

Options granted in CA$		2024	2023
Risk-free interest rate		3.23%	3.33%
Expected volatility		92.3%	64.3%
Average option life in years		9.65 years	9.5 years
Grant-date share price	$	1.25 (CA$1.75)	3.80 (CA$5.16)
Option exercise price	$	1.25 (CA$1.75)	3.80 (CA$5.16)

Options granted in US$		2024	2023
Risk-free interest rate		4.06%	3.92%
Expected volatility		91.5%	62%
Average option life in years		9.65 years	9.5 years
Grant-date share price	$	1.26	3.80
Option exercise price	$	1.26	3.80